Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST
Goldman Sachs Fundamental Equity Growth Funds
Class A, Class C, Institutional, Investor, Class R, Class R6 and Class P Shares, of the
Goldman Sachs Enhanced Core Equity Fund
(the “Fund”)
Supplement dated February 14, 2025, to the
Prospectuses, Summary Prospectuses and Statement of Additional Information (the “SAI”),
each dated December 29, 2024, as supplemented to date
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Upon the recommendation of Goldman Sachs Asset Management, L.P., the Board of Trustees of Goldman Sachs Trust recently approved changes to the Fund’s name and non‑fundamental policy to invest at least 80% of its net assets in equity investments in small-, mid‑ and large‑cap issuers (“80% Policy”). The Fund’s name will change to the “Goldman Sachs Enhanced U.S. Equity Fund.” The Fund’s 80% Policy will be revised to reflect that the Fund will invest at least 80% of its net assets in investments reflective of the Fund’s new name. These changes will be effective after the close of business on April 25, 2025 (the “Effective Date”). These changes will not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective to seek long-term growth of capital will not change.
Accordingly, on the Effective Date, the Fund’s Prospectuses, Summary Prospectuses, and SAI are revised as follows:
All references in the Prospectuses, Summary Prospectuses and SAI to the “Goldman Sachs Enhanced Core Equity Fund” are replaced with “Goldman Sachs Enhanced U.S. Equity Fund.”
The following replaces in its entirety the first paragraph of “Goldman Sachs Enhanced Core Equity Fund—Summary—Principal Strategy” in the Prospectuses and “Principal Strategy” in the Summary Prospectuses:
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in equity securities issued by small-, mid‑ and large‑cap U.S. companies. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include, among other things, common stocks. A U.S. company is an issuer economically tied to the United States.
The following is added after the third paragraph of “Goldman Sachs Enhanced Core Equity Fund—Summary—Principal Strategy” in the Prospectuses and “Principal Strategy” in the Summary Prospectuses:
Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 20% of its Net Assets in foreign securities, including securities of issuers in countries with emerging markets or economies (“emerging countries”) and securities quoted in foreign currencies. The Fund may also invest in privately held companies and companies that only recently began to trade publicly.

Goldman Sachs Enhanced Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST
Goldman Sachs Fundamental Equity Growth Funds
Class A, Class C, Institutional, Investor, Class R, Class R6 and Class P Shares, of the
Goldman Sachs Enhanced Core Equity Fund
(the “Fund”)
Supplement dated February 14, 2025, to the
Prospectuses, Summary Prospectuses and Statement of Additional Information (the “SAI”),
each dated December 29, 2024, as supplemented to date
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Upon the recommendation of Goldman Sachs Asset Management, L.P., the Board of Trustees of Goldman Sachs Trust recently approved changes to the Fund’s name and non‑fundamental policy to invest at least 80% of its net assets in equity investments in small-, mid‑ and large‑cap issuers (“80% Policy”). The Fund’s name will change to the “Goldman Sachs Enhanced U.S. Equity Fund.” The Fund’s 80% Policy will be revised to reflect that the Fund will invest at least 80% of its net assets in investments reflective of the Fund’s new name. These changes will be effective after the close of business on April 25, 2025 (the “Effective Date”). These changes will not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective to seek long-term growth of capital will not change.
Accordingly, on the Effective Date, the Fund’s Prospectuses, Summary Prospectuses, and SAI are revised as follows:
All references in the Prospectuses, Summary Prospectuses and SAI to the “Goldman Sachs Enhanced Core Equity Fund” are replaced with “Goldman Sachs Enhanced U.S. Equity Fund.”
The following replaces in its entirety the first paragraph of “Goldman Sachs Enhanced Core Equity Fund—Summary—Principal Strategy” in the Prospectuses and “Principal Strategy” in the Summary Prospectuses:
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in equity securities issued by small-, mid‑ and large‑cap U.S. companies. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include, among other things, common stocks. A U.S. company is an issuer economically tied to the United States.
The following is added after the third paragraph of “Goldman Sachs Enhanced Core Equity Fund—Summary—Principal Strategy” in the Prospectuses and “Principal Strategy” in the Summary Prospectuses:
Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 20% of its Net Assets in foreign securities, including securities of issuers in countries with emerging markets or economies (“emerging countries”) and securities quoted in foreign currencies. The Fund may also invest in privately held companies and companies that only recently began to trade publicly.